PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses And Other Current Assets	Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2021	2022
	RMB	RMB
Security deposits*	—	414,400
Advances	19,414	16,452
Others	42,841	41,978
	62,255	472,830